Calvert
Global Water Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 2.5%
Reece, Ltd.(1)	451,552	$ 4,289,210
Reliance Worldwide Corp., Ltd.(1)	2,904,697	8,117,330
		$ 12,406,540
Brazil — 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	710,026	$ 5,673,108
Cia de Saneamento de Minas Gerais	1,848,492	4,068,946
Cia de Saneamento do Parana, PFC Shares	5,837,782	4,183,031
		$ 13,925,085
Canada — 1.6%
Gildan Activewear, Inc.	90,837	$2,614,598
Nutrien, Ltd.(1)	29,252	2,329,570
Stantec, Inc.(1)	62,949	2,757,687
		$7,701,855
Chile — 1.5%
Aguas Andinas S.A., Class A	25,081,906	$4,035,682
Inversiones Aguas Metropolitanas S.A.	9,051,612	3,151,517
		$7,187,199
China — 5.1%
Beijing Enterprises Water Group, Ltd.	18,713,452	$5,645,840
China Everbright Environment Group, Ltd.	4,755,666	2,812,116
China Lesso Group Holdings, Ltd.	3,576,578	5,413,832
China Water Affairs Group, Ltd.	5,656,421	5,266,398
Guangdong Investment, Ltd.	5,467,427	5,779,242
		$24,917,428
Denmark — 0.5%
Novozymes A/S, Class B	45,131	$2,716,117
		$2,716,117
Finland — 1.4%
Kemira Oyj	562,125	$6,891,787
		$6,891,787
France — 3.6%
Accor S.A.(2)	87,293	$2,381,488
Eurofins Scientific SE	30,736	2,427,472
L'Oreal S.A.	8,129	2,822,432
LVMH Moet Hennessy Louis Vuitton SE	4,472	2,740,789
Veolia Environnement S.A.(1)	297,728	7,298,293
		$17,670,474
Germany — 1.0%
GEA Group AG	72,497	$2,513,325
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	41,929	$ 2,594,590
		$ 5,107,915
Italy — 1.6%
ACEA SpA	236,264	$ 3,502,412
Interpump Group SpA	112,599	4,311,231
		$ 7,813,643
Japan — 8.9%
Ebara Corp.	122,256	$ 4,568,406
Hitachi Zosen Corp.	715,127	4,507,694
Hulic Reit, Inc.	2,269	2,676,355
Kurita Water Industries, Ltd.(1)	225,142	8,149,773
Lixil Corp.	474,800	8,924,136
METAWATER Co., Ltd.	236,434	3,502,194
Sekisui Chemical Co., Ltd.	201,800	2,766,674
TOTO, Ltd.	160,000	5,297,822
Tsurumi Manufacturing Co., Ltd.	241,500	3,300,235
		$43,693,289
Netherlands — 1.4%
Aalberts NV	109,093	$4,236,395
Arcadis NV	72,345	2,423,017
		$6,659,412
Singapore — 1.1%
CDL Hospitality Trusts(1)	3,137,601	$2,869,531
City Developments, Ltd.	474,400	2,786,392
Hyflux, Ltd.(1)(2)(3)	16,595,483	0
		$5,655,923
South Korea — 1.0%
Coway Co., Ltd.	49,465	$2,447,379
LG Chem, Ltd.	6,046	2,401,966
		$4,849,345
Spain — 1.1%
Acciona S.A.	14,866	$2,739,185
Iberdrola S.A.	241,825	2,517,738
		$5,256,923
Switzerland — 4.0%
Geberit AG	11,558	$5,560,594
Georg Fischer AG	96,610	4,771,442
Roche Holding AG PC	8,408	2,810,793
Sika AG	10,331	2,384,779
Sulzer AG	64,098	3,995,332
		$19,522,940

Calvert
Global Water Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	148,294	$ 2,376,611
		$ 2,376,611
Thailand — 1.7%
Eastern Water Resources Development and Management PCL	689,200	$ 122,751
Eastern Water Resources Development and Management PCL, Foreign Shares	19,879,300	3,540,641
TTW PCL, Foreign Shares	15,858,500	4,753,431
		$ 8,416,823
United Kingdom — 8.2%
CNH Industrial NV	191,471	$2,219,149
Croda International PLC	32,856	2,597,004
Ferguson PLC	54,431	6,097,496
Genuit Group PLC	798,128	3,727,500
Halma PLC	101,855	2,500,758
Mondi PLC	147,432	2,616,941
Pennon Group PLC(1)	542,397	6,311,409
Severn Trent PLC	207,988	6,905,237
United Utilities Group PLC	575,646	7,165,799
		$40,141,293
United States — 49.9%
Advanced Drainage Systems, Inc.	51,819	$4,667,337
American States Water Co.	84,882	6,918,732
American Water Works Co., Inc.	56,833	8,455,045
Badger Meter, Inc.	103,672	8,386,028
Ball Corp.	40,360	2,775,557
Brookfield Renewable Corp., Class A	79,012	2,813,617
California Water Service Group	125,118	6,950,305
Chemed Corp.	11,783	5,530,822
CMS Energy Corp.	40,240	2,716,200
Cousins Properties, Inc.	83,018	2,426,616
Danaher Corp.	10,836	2,747,143
Ecolab, Inc.	68,409	10,518,568
Energy Recovery, Inc.(2)	352,895	6,853,221
Entegris, Inc.	25,785	2,375,572
Essential Utilities, Inc.	168,670	7,733,519
Evoqua Water Technologies Corp.(2)	248,813	8,088,911
Flowserve Corp.	170,188	4,872,482
Fortune Brands Home & Security, Inc.	84,617	5,066,866
Franklin Electric Co., Inc.	69,526	5,093,475
Gorman-Rupp Co. (The)	139,373	3,944,256
Hawkins, Inc.	191,753	6,908,861
Hyatt Hotels Corp., Class A(2)	32,341	2,390,323
IDEX Corp.	52,855	9,600,054
IDEXX Laboratories, Inc.(2)	7,306	2,562,433
Intel Corp.	64,355	2,407,521
Security	Shares	Value
United States (continued)
Itron, Inc.(2)	55,390	$ 2,737,928
Levi Strauss & Co., Class A	157,547	2,571,167
Lindsay Corp.	36,741	4,879,940
Masco Corp.	107,902	5,459,841
Middlesex Water Co.	72,357	6,344,262
Minerals Technologies, Inc.	43,143	2,646,392
Mondelez International, Inc., Class A	44,976	2,792,560
Mueller Industries, Inc.	95,543	5,091,486
Mueller Water Products, Inc., Class A	406,126	4,763,858
Nucor Corp.	21,581	2,253,272
Parker-Hannifin Corp.	10,503	2,584,263
Pentair PLC	190,558	8,721,840
Procter & Gamble Co. (The)	19,331	2,779,604
Roper Technologies, Inc.	6,461	2,549,834
Sherwin-Williams Co. (The)	10,665	2,388,000
SJW Group	101,117	6,310,712
Tetra Tech, Inc.	69,693	9,516,579
Trimble, Inc.(2)	42,008	2,446,126
Valmont Industries, Inc.	21,548	4,840,327
Watts Water Technologies, Inc., Class A	66,036	8,111,862
Xylem, Inc.	120,682	9,434,919
York Water Co. (The)	131,021	5,297,179
Zurn Water Solutions Corp.	300,796	8,193,683
		$245,519,098
Total Common Stocks (identified cost $436,189,208)		$488,429,700

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$630	$ 584,413
Total High Social Impact Investments (identified cost $630,000)		$ 584,413

Short-Term Investments — 1.2%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(6)	471,971	$ 471,971
Total Affiliated Fund (identified cost $471,971)		$ 471,971

Calvert
Global Water Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(7)	5,316,696	$ 5,316,696
Total Securities Lending Collateral (identified cost $5,316,696)		$ 5,316,696
Total Short-Term Investments (identified cost $5,788,667)		$ 5,788,667

Total Investments — 100.7% (identified cost $442,607,875)	$494,802,780
Other Assets, Less Liabilities — (0.7)%	$ (3,218,577)
Net Assets — 100.0%	$491,584,203

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $11,857,061 and the total market value of the collateral received by the Fund was $13,331,757, comprised of cash of $5,316,696 and U.S. government and/or agencies securities of $8,015,061.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $584,413, which represents 0.1% of the net assets of the Fund as of June 30, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	45.0%
Utilities	27.7
Materials	10.1
Information Technology	5.3
Consumer Discretionary	3.6
Health Care	3.3
Consumer Staples	2.2
Real Estate	2.2
High Social Impact Investments	0.1
Total	99.5%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$630,000

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PCL	– Public Company Limited
PFC Shares	– Preference Shares

Calvert
Global Water Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $1,056,384, which represents 0.2% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 619,183	$ —	$ —	$ —	$(34,770)	$ 584,413	$7,088	$630,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	2,930,857	35,179,881	(38,111,099)	547	(186)	—	706	—
Liquidity Fund, Institutional Class(2)	—	9,000,229	(8,528,258)	—	—	471,971	1,197	471,971
Total				$547	$(34,956)	$1,056,384	$8,991

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$12,406,540	$ —	$12,406,540
Brazil	13,925,085	—	—	13,925,085
Canada	7,701,855	—	—	7,701,855
Chile	7,187,199	—	—	7,187,199
China	—	24,917,428	—	24,917,428
Denmark	—	2,716,117	—	2,716,117
Finland	—	6,891,787	—	6,891,787
France	—	17,670,474	—	17,670,474
Germany	—	5,107,915	—	5,107,915
Italy	—	7,813,643	—	7,813,643
Japan	—	43,693,289	—	43,693,289
Netherlands	—	6,659,412	—	6,659,412
Singapore	—	5,655,923	0	5,655,923
South Korea	—	4,849,345	—	4,849,345
Spain	—	5,256,923	—	5,256,923
Switzerland	—	19,522,940	—	19,522,940
Taiwan	—	2,376,611	—	2,376,611
Thailand	—	8,416,823	—	8,416,823

Calvert
Global Water Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
United Kingdom	$2,219,149	$37,922,144	$ —	$40,141,293
United States	245,519,098	—	—	245,519,098
Total Common Stocks	$276,552,386	$211,877,314(2)	$0	$488,429,700
High Social Impact Investments	$ —	$584,413	$ —	$584,413
Short-Term Investments:
Affiliated Fund	471,971	—	—	471,971
Securities Lending Collateral	5,316,696	—	—	5,316,696
Total Investments	$282,341,053	$212,461,727	$0	$494,802,780

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.